Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
17. Supplemental Cash Flow Information
a)Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Cash and cash equivalents	108,977	128,743	176,067
Restricted cash – current	2,227	2,786	3,088
Restricted cash – non-current	3,135	3,135	5,466
Current assets - discontinued operations - cash	101,190	220,042	177,174
Current assets - discontinued operations - restricted cash	11,888	8,358	53,689
Non-current assets - discontinued operations - restricted cash	38,103	42,826	39,383
Assets held for sale - cash	—	—	1,121
Assets held for sale - restricted cash	—	—	337
	265,520	405,890	456,325

Excluding the Teekay Gas Business, the Company maintains or maintained, restricted cash deposits relating to certain freight forward agreements (see Note 15), for certain contracts related to the ship-to-ship transfer business and for the LNG terminal management business, prior to its sale in April 2020 (see Note 18). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company and have now been terminated. The Company also maintains restricted cash deposits as required by the Company's obligations related to finance leases (see Note 10).

b)The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 23), for the years ended December 31, 2021, 2020 and 2019, are as follows:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Accounts receivable	83,460	32,760	(44,995)
Prepaid expenses and other	4,016	68,052	(107,060)
Accounts payable	(77,972)	(6,365)	103,315
Accrued liabilities and other	(44,525)	(203)	40,699
Receipts from direct financing and sales-type leases (1)	—	66,369	—
Asset retirement obligation expenditures	(1,419)	(17,458)	—
Expenditures for drydocking	(26,974)	(24,655)	(48,250)
	(63,414)	118,500	(56,291)
(1)Included in the balance for the year ended December 31, 2020 is a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2021, 2020 and 2019, totaled $64.5 million, $82.9 million and $122.4 million, respectively.
d)On May 11, 2020, Teekay Parent and Seapeak eliminated all of the Seapeak's incentive distribution rights, which were held by Seapeak's general partner, in exchange for the issuance to a subsidiary of Teekay Corporation of newly-issued common units of Seapeak. This transaction was treated as a non-cash transaction in the Company's consolidated statements of cash flows.
e)On March 27, 2020, Teekay Parent sold Golar-Nor to Altera (see Note 9). Among the assets and liabilities of Golar-Nor that were deconsolidated concurrently with the sale were Golar-Nor's operating lease right-of-use assets and operating lease liabilities relating to the Petroatlantic and Petronordic shuttle tankers totaling $50.7 million and $50.7 million, respectively.
f)During the years ended December 31, 2021, December 31, 2020 and December 31, 2019, the Company entered into new or extended operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities of $16.4 million, $0.8 million and $47.7 million, respectively.
g)The associated sale of the Toledo Spirit Suezmax tanker by its owner during the year ended December 31, 2019, resulted in the vessel being returned to its owner with the obligations related to finance lease being concurrently extinguished. As a result, the sale of the vessel and the concurrent extinguishment of the corresponding obligation related to finance lease of $23.6 million for the year ended December 31, 2019, was treated as a non-cash transaction in the Company's consolidated statements of cash flows and is included in net operating cash flows related to discontinued operations.
h)As at December 31, 2018, Seapeak had advanced $79.1 million to the Bahrain LNG Joint Venture and these advances were repayable on November 14, 2019. On the repayment date, Seapeak agreed to convert $7.9 million of advances into equity and agreed to convert the remaining advances of $71.2 million into a subordinated loan at an interest rate of 6% with no fixed repayment terms. Both of these transactions were treated as non-cash transactions in the Company's consolidated statements of cash flows for the year ended December 31, 2019 and are included in net operating cash flows related to discontinued operations.